STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 10.5%
Advertising - 0.1%
Omnicom Group, Inc.	5,407	$407,201
Trade Desk, Inc. - Class A (a)	7,297	165,569
		572,770
Alternative Carriers - 0.0% (b)
AST SpaceMobile, Inc. (a)	3,787	313,829

Broadcasting - 0.0% (b)
Fox Corp. - Class A	3,529	206,094
Fox Corp. - Class B	1,950	103,545
		309,639
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	1,481	319,718
Comcast Corp. - Class A	61,548	1,767,043
EchoStar Corp. - Class A (a)	2,274	266,217
		2,352,978
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	122,652	3,555,682
Verizon Communications, Inc.	66,317	3,329,113
		6,884,795
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	4,582	934,132
ROBLOX Corp. - Class A (a)	9,615	543,824
Take-Two Interactive Software, Inc. (a)	2,879	568,603
		2,046,559
Interactive Media & Services - 7.6%
Alphabet, Inc. - Class A	98,554	28,340,188
Alphabet, Inc. - Class C	78,982	22,656,777
Meta Platforms, Inc. - Class A	36,978	21,156,223
Pinterest, Inc. - Class A (a)	9,678	177,494
Reddit, Inc. - Class A (a)	2,349	316,293
		72,646,975
Movies & Entertainment - 1.4%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	19,910
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,540	300,971
Live Nation Entertainment, Inc. (a)	2,529	385,698
Netflix, Inc. (a)	71,479	6,872,706
Spotify Technology SA (a)	2,294	1,112,383
TKO Group Holdings, Inc.	1,129	227,663
Walt Disney Co.	30,697	2,958,577
Warner Bros Discovery, Inc. (a)	37,404	1,027,114
Warner Music Group Corp. - Class A	2,283	58,308
		12,963,330

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	8,119	$1,705,234
Total Communication Services		99,796,109

Consumer Discretionary - 9.9%
Apparel Retail - 0.5%
Ross Stores, Inc.	5,492	1,189,732
TJX Cos., Inc.	19,119	3,053,304
		4,243,036
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	277,571
Tapestry, Inc.	3,593	507,008
		784,579
Automobile Manufacturers - 2.2%
Ford Motor Co.	66,865	771,622
General Motors Co.	15,420	1,148,790
Rivian Automotive, Inc. - Class A (a)	12,636	190,172
Stellantis NV	31,192	221,151
Tesla, Inc. (a)	49,686	18,470,771
		20,802,506
Automotive Parts & Equipment - 0.0% (b)
Aptiv PLC (a)	3,906	271,233

Automotive Retail - 0.3%
AutoZone, Inc. (a)	287	969,423
Carvana Co. (a)	2,279	716,472
O'Reilly Automotive, Inc. (a)	13,207	1,219,138
		2,905,033
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	164,586	34,278,326
eBay, Inc.	8,155	742,268
		35,020,594
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	7,926	171,360
Flutter Entertainment PLC (a)	2,707	275,979
Las Vegas Sands Corp.	5,837	314,497
		761,836
Computer & Electronics Retail - 0.0% (b)
Best Buy Co., Inc.	3,321	213,208

Consumer Electronics - 0.1%
Garmin Ltd.	2,638	612,042

Distributors - 0.0% (b)
Genuine Parts Co.	2,325	245,869

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Footwear - 0.1%
Deckers Outdoor Corp. (a)	2,788	$279,051
NIKE, Inc. - Class B	19,805	1,046,100
		1,325,151
Home Improvement Retail - 0.8%
Home Depot, Inc.	16,979	5,584,223
Lowe's Cos., Inc.	9,654	2,281,047
		7,865,270
Homebuilding - 0.2%
DR Horton, Inc.	4,830	662,772
Lennar Corp. - Class A	3,665	318,269
Lennar Corp. - Class B	109	9,169
NVR, Inc. (a)	48	316,312
PulteGroup, Inc.	3,434	403,873
		1,710,395
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	1,985	361,925

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	6,403	808,571
Booking Holdings, Inc.	548	2,307,255
Carnival Corp.	16,657	431,083
Expedia Group, Inc.	2,274	525,044
Hilton Worldwide Holdings, Inc.	4,043	1,229,396
Marriott International, Inc. - Class A	3,770	1,233,054
Royal Caribbean Cruises Ltd.	3,962	1,090,263
Viking Holdings Ltd. (a)	3,019	221,836
		7,846,502
Other Specialty Retail - 0.1%
Tractor Supply Co.	9,134	413,770
Ulta Beauty, Inc. (a)	752	393,078
		806,848
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	23,450	750,635
Darden Restaurants, Inc.	1,903	373,064
Domino's Pizza, Inc.	623	223,526
DoorDash, Inc. - Class A (a)	5,996	900,299
McDonald's Corp.	12,243	3,805,002
Starbucks Corp.	19,032	1,705,077
Yum! Brands, Inc.	4,708	732,000
		8,489,603
Total Consumer Discretionary		94,265,630

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 5.1%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	8,077	$587,117

Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	7,457	7,430,378
Dollar General Corp.	3,690	438,114
Dollar Tree, Inc. (a)	3,078	337,072
Target Corp.	7,788	943,905
Walmart, Inc.	73,696	9,158,939
		18,308,408
Distillers & Vintners - 0.0% (b)
Constellation Brands, Inc. - Class A	2,574	386,100

Food Distributors - 0.1%
Sysco Corp.	8,228	586,903

Food Retail - 0.1%
Kroger Co.	9,868	714,049

Household Products - 0.8%
Church & Dwight Co., Inc.	4,102	382,799
Colgate-Palmolive Co.	13,912	1,185,720
Kimberly-Clark Corp.	5,658	545,827
Procter & Gamble Co.	38,957	5,626,949
		7,741,295
Packaged Foods & Meats - 0.3%
General Mills, Inc.	9,482	352,920
Hershey Co.	2,435	506,212
Hormel Foods Corp.	4,774	108,131
Kraft Heinz Co.	14,747	331,660
McCormick & Co., Inc.	4,227	213,210
Mondelez International, Inc. - Class A	23,062	1,329,294
Tyson Foods, Inc. - Class A	4,729	302,987
		3,144,414
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,638	261,099
Kenvue, Inc.	32,852	566,369
		827,468
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	60,222	4,579,883
Keurig Dr Pepper, Inc.	19,288	507,853
Monster Beverage Corp. (a)	12,378	896,910
PepsiCo, Inc.	23,463	3,643,569
		9,628,215

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Tobacco - 0.7%
Altria Group, Inc.	28,965	$1,911,400
Philip Morris International, Inc.	26,566	4,392,423
		6,303,823
Total Consumer Staples		48,227,792

Energy - 4.1%
Integrated Oil & Gas - 2.0%
Chevron Corp.	32,086	6,638,593
Exxon Mobil Corp.	71,633	12,153,255
Occidental Petroleum Corp.	11,507	747,955
		19,539,803
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	16,781	1,024,480
Halliburton Co.	13,908	542,273
SLB Ltd.	25,722	1,321,854
		2,888,607
Oil & Gas Exploration & Production - 0.8%
ConocoPhillips	21,046	2,778,072
Coterra Energy, Inc.	12,130	426,248
Devon Energy Corp.	11,090	558,049
Diamondback Energy, Inc.	3,180	628,972
EOG Resources, Inc.	9,646	1,394,522
EQT Corp.	10,533	670,320
Expand Energy Corp.	3,775	414,420
Texas Pacific Land Corp.	930	441,341
Venture Global, Inc. - Class A	1,185	18,676
		7,330,620
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	4,747	1,159,122
Phillips 66	7,262	1,322,991
Valero Energy Corp.	5,372	1,327,314
		3,809,427
Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy, Inc.	3,623	1,028,062
Kinder Morgan, Inc.	32,763	1,098,543
ONEOK, Inc.	9,962	900,465
Targa Resources Corp.	3,609	904,885
Williams Cos., Inc.	20,670	1,504,363
		5,436,318
Total Energy		39,004,775

Financials - 12.3%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	1,579	701,708

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Ares Management Corp. - Class A	3,489	$380,650
Bank of New York Mellon Corp.	10,850	1,287,136
Blackrock, Inc.	2,431	2,337,917
Blackstone, Inc.	12,218	1,404,948
Blue Owl Capital, Inc. - Class A	9,611	87,748
Carlyle Group, Inc.	4,527	219,062
KKR & Co., Inc.	11,443	1,058,477
Northern Trust Corp.	3,205	447,322
State Street Corp.	4,746	600,654
T Rowe Price Group, Inc.	3,645	328,560
TPG, Inc.	1,340	54,283
		8,908,465
Commercial & Residential Mortgage Finance - 0.0% (b)
Rocket Cos., Inc. - Class A (a)	16,041	228,584

Consumer Finance - 0.6%
American Express Co.	8,595	2,599,816
Capital One Financial Corp.	10,470	1,910,042
SoFi Technologies, Inc. (a)	19,138	303,911
Synchrony Financial	6,887	468,454
		5,282,223
Diversified Banks - 3.2%
Bank of America Corp.	116,405	5,674,744
Citigroup, Inc.	30,405	3,448,231
Fifth Third Bancorp	15,251	708,561
First Citizens BancShares, Inc. - Class A	166	312,853
JPMorgan Chase & Co.	45,186	13,291,914
PNC Financial Services Group, Inc.	6,653	1,384,423
US Bancorp	26,381	1,372,076
Wells Fargo & Co.	52,244	4,159,145
		30,351,947
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,873	765,790
Corebridge Financial, Inc.	4,279	102,097
		867,887
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	1,699	477,538
CME Group, Inc.	6,228	1,839,440
Coinbase Global, Inc. - Class A (a)	3,478	607,294
Intercontinental Exchange, Inc.	9,751	1,533,637
Moody's Corp.	2,607	1,137,304
MSCI, Inc.	1,236	666,216
Nasdaq, Inc.	7,814	663,330
S&P Global, Inc.	5,168	2,198,157

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Tradeweb Markets, Inc. - Class A	1,882	$221,436
		9,344,352
Insurance Brokers - 0.4%
Aon PLC - Class A	3,498	1,129,084
Arthur J Gallagher & Co.	4,219	913,751
Brown & Brown, Inc.	3,976	259,275
Marsh & McLennan Cos., Inc.	8,335	1,445,706
Willis Towers Watson PLC	1,636	475,585
		4,223,401
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	27,465	2,581,161
Goldman Sachs Group, Inc.	5,100	4,314,549
Interactive Brokers Group, Inc. - Class A	6,258	419,724
LPL Financial Holdings, Inc.	1,420	427,178
Morgan Stanley	20,359	3,350,481
Raymond James Financial, Inc.	3,104	449,428
Robinhood Markets, Inc. - Class A (a)	12,813	887,941
		12,430,462
Life & Health Insurance - 0.3%
Aflac, Inc.	8,041	882,178
MetLife, Inc.	10,102	714,413
Principal Financial Group, Inc.	3,814	343,680
Prudential Financial, Inc.	6,016	587,703
		2,527,974
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	23,302	11,166,318

Property & Casualty Insurance - 1.0%
Allstate Corp.	4,359	903,795
American International Group, Inc.	9,162	689,440
Arch Capital Group Ltd. (a)	6,030	578,820
Chubb Ltd.	6,330	2,063,137
Cincinnati Financial Corp.	2,501	393,532
Erie Indemnity Co. - Class A	470	118,116
Hartford Insurance Group, Inc.	4,920	665,332
Loews Corp.	2,836	302,715
Markel Group, Inc. (a)	204	390,470
Progressive Corp.	9,971	1,976,651
Travelers Cos., Inc.	3,714	1,083,299
W R Berkley Corp.	4,660	308,865
		9,474,172
Regional Banks - 0.3%
Citizens Financial Group, Inc.	7,320	438,981
Huntington Bancshares, Inc.	34,062	533,070
M&T Bank Corp.	2,779	574,475

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Regions Financial Corp.	15,891	$415,073
Truist Financial Corp.	22,729	1,044,852
		3,006,451
Transaction & Payment Processing Services - 2.0%
Affirm Holdings, Inc. (a)	4,394	201,333
Block, Inc. (a)	9,303	559,855
Corpay, Inc. (a)	1,098	319,507
Fidelity National Information Services, Inc.	9,145	428,992
Fiserv, Inc. (a)	9,814	547,621
Global Payments, Inc.	4,237	285,150
Mastercard, Inc. - Class A	13,960	6,975,254
PayPal Holdings, Inc.	17,044	770,900
Toast, Inc. - Class A (a)	7,593	201,290
Visa, Inc. - Class A	28,600	8,644,064
		18,933,966
Total Financials		116,746,202

Health Care - 9.7%
Biotechnology - 2.0%
AbbVie, Inc.	30,332	6,596,907
Alnylam Pharmaceuticals, Inc. (a)	2,273	752,068
Amgen, Inc.	9,138	3,215,205
Biogen, Inc. (a)	2,404	440,725
Gilead Sciences, Inc.	21,331	2,972,901
Incyte Corp. (a)	2,849	268,148
Insmed, Inc. (a)	3,260	533,075
Moderna, Inc. (a)	5,336	271,069
Natera, Inc. (a)	2,032	406,380
Regeneron Pharmaceuticals, Inc.	1,773	1,369,891
Vertex Pharmaceuticals, Inc. (a)	4,087	1,825,009
		18,651,378
Health Care Distributors - 0.4%
Cardinal Health, Inc.	4,031	851,791
Cencora, Inc.	2,930	920,430
McKesson Corp.	1,968	1,703,028
		3,475,249
Health Care Equipment - 1.7%
Abbott Laboratories	29,983	3,078,355
Becton Dickinson & Co.	4,949	778,131
Boston Scientific Corp. (a)	26,036	1,633,759
Dexcom, Inc. (a)	6,560	411,968
Edwards Lifesciences Corp. (a)	9,888	791,831
GE HealthCare Technologies, Inc.	7,751	551,716
Hologic, Inc. (a)	3,381	255,570
IDEXX Laboratories, Inc. (a)	1,323	743,380

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Insulet Corp. (a)	1,517	$318,327
Intuitive Surgical, Inc. (a)	6,038	2,783,458
Medtronic PLC	21,916	1,899,021
ResMed, Inc.	2,418	542,793
STERIS PLC	1,605	354,914
Stryker Corp.	5,851	1,922,580
Zimmer Biomet Holdings, Inc.	2,331	210,769
		16,276,572
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	2,794	1,322,233

Health Care Services - 0.4%
Cigna Group	4,835	1,289,736
CVS Health Corp.	21,480	1,542,694
Labcorp Holdings, Inc.	1,383	368,998
Quest Diagnostics, Inc.	1,414	277,116
		3,478,544
Health Care Supplies - 0.0% (b)
Cooper Cos., Inc. (a)	3,344	239,096
Medline, Inc. (a)	2,087	92,871
		331,967
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	2,557	449,163

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,837	551,321
Danaher Corp.	11,177	2,119,159
ICON PLC (a)	1,338	148,063
Illumina, Inc. (a)	2,553	314,683
IQVIA Holdings, Inc. (a)	2,991	510,085
Mettler-Toledo International, Inc. (a)	339	427,547
Thermo Fisher Scientific, Inc.	6,200	3,047,486
Waters Corp. (a)	1,652	491,966
West Pharmaceutical Services, Inc.	1,175	294,502
		7,904,812
Managed Health Care - 0.6%
Centene Corp. (a)	9,098	297,869
Elevance Health, Inc.	3,886	1,137,626
Humana, Inc.	1,941	336,550
UnitedHealth Group, Inc.	14,946	4,044,238
		5,816,283
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	34,622	2,099,824
Eli Lilly & Co.	14,533	13,367,017
Johnson & Johnson	41,212	10,073,861

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Merck & Co., Inc.	42,307	$5,089,109
Pfizer, Inc.	96,371	2,706,098
Royalty Pharma PLC - Class A	5,832	279,761
Zoetis, Inc.	7,117	841,301
		34,456,971
Total Health Care		92,163,172

Industrials - 9.1%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	1,416	601,361
Boeing Co. (a)	13,398	2,666,604
FTAI Aviation Ltd.	1,752	429,240
General Dynamics Corp.	4,177	1,433,630
General Electric Co.	17,361	4,926,531
HEICO Corp.	688	188,650
HEICO Corp. - Class A	1,370	289,193
Howmet Aerospace, Inc.	6,863	1,581,647
L3Harris Technologies, Inc.	2,951	1,018,538
Lockheed Martin Corp.	3,951	2,387,945
Northrop Grumman Corp.	2,476	1,689,226
Rocket Lab Corp. (a)	7,710	495,136
RTX Corp.	22,855	4,408,729
TransDigm Group, Inc.	975	1,129,986
		23,246,416
Agricultural & Farm Machinery - 0.3%
Deere & Co.	4,316	2,431,203

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,402	344,038
FedEx Corp.	3,714	1,322,853
United Parcel Service, Inc. - Class B	12,489	1,228,668
		2,895,559
Building Products - 0.4%
Carrier Global Corp.	14,097	793,802
Johnson Controls International PLC	10,432	1,366,070
Lennox International, Inc.	522	242,276
Masco Corp.	3,294	198,859
Trane Technologies PLC	3,552	1,480,260
		4,081,267
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	1,292	273,775
Old Dominion Freight Line, Inc.	3,441	672,371
		946,146
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	623	859,111

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EMCOR Group, Inc.	791	$584,003
Quanta Services, Inc.	2,494	1,369,256
		2,812,370
Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	8,010	5,674,765
Cummins, Inc.	2,367	1,273,493
PACCAR, Inc.	8,821	1,018,825
Westinghouse Air Brake Technologies Corp.	2,759	689,502
		8,656,585
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,892	307,412
SS&C Technologies Holdings, Inc.	3,622	244,739
		552,151
Diversified Support Services - 0.2%
Cintas Corp.	5,822	984,733
Copart, Inc. (a)	15,056	499,859
		1,484,592
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	3,965	849,937
Eaton Corp. PLC	6,828	2,442,171
Emerson Electric Co.	8,903	1,166,471
Hubbell, Inc.	872	427,925
Rockwell Automation, Inc.	2,014	722,784
Vertiv Holdings Co. - Class A	6,222	1,559,109
		7,168,397
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,426	750,362
Rollins, Inc.	4,855	259,306
Veralto Corp.	3,984	352,265
Waste Management, Inc.	6,868	1,578,198
		2,940,131
Heavy Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (a)	3,754	508,630
GE Vernova, Inc.	4,586	4,003,119
		4,511,749
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	6,947	1,411,491
Paychex, Inc.	5,479	504,726
		1,916,217
Industrial Conglomerates - 0.4%
3M Co.	9,328	1,354,705
Honeywell International, Inc.	11,051	2,497,858
		3,852,563
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	2,346	489,024

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Fortive Corp.	5,862	$324,051
IDEX Corp.	1,139	215,898
Illinois Tool Works, Inc.	4,786	1,245,748
Ingersoll Rand, Inc.	6,891	552,107
Otis Worldwide Corp.	6,943	535,166
Parker-Hannifin Corp.	2,235	2,000,861
Symbotic, Inc. (a)	305	16,226
Xylem, Inc.	4,062	485,409
		5,864,490
Passenger Airlines - 0.0% (b)
Delta Air Lines, Inc.	2,580	171,518
Southwest Airlines Co.	2,452	92,122
United Airlines Holdings, Inc. (a)	1,341	123,466
		387,106
Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	46,659	170,772
Uber Technologies, Inc. (a)	35,988	2,588,617
		2,759,389
Rail Transportation - 0.5%
CSX Corp.	33,105	1,358,960
Norfolk Southern Corp.	3,505	1,005,935
Union Pacific Corp.	10,169	2,467,203
		4,832,098
Research & Consulting Services - 0.2%
Equifax, Inc.	2,011	362,121
Jacobs Solutions, Inc.	1,999	254,433
Leidos Holdings, Inc.	2,311	359,407
TransUnion	3,276	226,666
Verisk Analytics, Inc.	2,396	454,641
		1,657,268
Trading Companies & Distributors - 0.4%
Fastenal Co.	17,480	811,072
Ferguson Enterprises, Inc.	3,341	779,322
United Rentals, Inc.	1,060	772,274
Watsco, Inc.	566	205,905
WW Grainger, Inc.	825	899,918
		3,468,491
Total Industrials		86,464,188

Information Technology - 33.0% (c)
Application Software - 2.3%
Adobe, Inc. (a)	6,986	1,698,157
AppLovin Corp. - Class A (a)	4,314	1,716,972
Atlassian Corp. - Class A (a)	2,721	185,708
Autodesk, Inc. (a)	3,724	891,526

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Cadence Design Systems, Inc. (a)	4,596	$1,277,090
Circle Internet Group, Inc. (a)	3,280	312,945
Datadog, Inc. - Class A (a)	5,013	591,785
Fair Isaac Corp. (a)	437	466,515
Figma, Inc. - Class A (a)	755	15,961
HubSpot, Inc. (a)	810	197,721
Intuit, Inc.	4,674	2,020,944
Palantir Technologies, Inc. - Class A (a)	37,461	5,479,795
PTC, Inc. (a)	1,844	262,751
Roper Technologies, Inc.	1,976	699,227
Salesforce, Inc.	15,522	2,897,492
Samsara, Inc. - Class A (a)	5,969	189,158
Strategy, Inc. - Class A (a)	5,326	664,685
Synopsys, Inc. (a)	3,073	1,218,383
Trimble, Inc. (a)	4,102	267,573
Tyler Technologies, Inc. (a)	856	293,077
Workday, Inc. - Class A (a)	3,537	459,527
Zoom Communications, Inc. - Class A (a)	4,010	322,364
		22,129,356
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	17,872	2,194,324
Ciena Corp. (a)	2,370	920,105
Cisco Systems, Inc.	62,029	4,812,830
Lumentum Holdings, Inc. (a)	1,203	845,421
Motorola Solutions, Inc.	2,840	1,232,475
		10,005,155
Electronic Components - 0.5%
Amphenol Corp. - Class A	20,570	2,599,019
Coherent Corp. (a)	2,642	629,351
Corning, Inc.	13,278	1,805,410
		5,033,780
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,912	822,262
Teledyne Technologies, Inc. (a)	929	562,054
		1,384,316
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	1,840	488,759
TE Connectivity PLC	5,015	1,048,236
		1,536,995
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc. - Class A (a)	4,888	1,008,590
CoreWeave, Inc. - Class A (a)	4,896	379,293
GoDaddy, Inc. - Class A (a)	2,374	196,259
MongoDB, Inc. (a)	1,383	338,517
Okta, Inc. (a)	2,520	198,349

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Snowflake, Inc. - Class A (a)	5,375	$810,657
Twilio, Inc. - Class A (a)	2,381	299,577
VeriSign, Inc.	1,335	331,561
		3,562,803
IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	10,731	2,127,850
Cognizant Technology Solutions Corp. - Class A	8,396	515,095
Gartner, Inc. (a)	1,225	193,966
International Business Machines Corp.	15,603	3,782,011
		6,618,922
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	13,600	4,648,344
KLA Corp.	2,176	3,203,964
Lam Research Corp.	21,280	4,546,685
Qnity Electronics, Inc.	3,137	361,947
Teradyne, Inc.	2,765	819,712
		13,580,652
Semiconductors - 12.8%
Advanced Micro Devices, Inc. (a)	27,679	5,630,739
Analog Devices, Inc.	8,380	2,666,013
Astera Labs, Inc. (a)	2,278	249,669
Broadcom, Inc.	79,237	24,524,644
First Solar, Inc. (a)	1,664	328,241
GLOBALFOUNDRIES, Inc. (a)	1,715	76,283
Intel Corp. (a)	69,987	3,088,526
Marvell Technology, Inc.	14,742	1,460,195
Microchip Technology, Inc.	9,091	587,369
Micron Technology, Inc.	19,020	6,425,717
Monolithic Power Systems, Inc.	768	839,693
NVIDIA Corp.	399,357	69,647,861
NXP Semiconductors NV	4,079	802,992
ON Semiconductor Corp. (a)	7,160	443,347
QUALCOMM, Inc.	17,458	2,248,241
Texas Instruments, Inc.	15,534	3,015,771
		122,035,301
Systems Software - 6.1%
Crowdstrike Holdings, Inc. - Class A (a)	4,134	1,613,955
Fortinet, Inc. (a)	10,766	879,797
Microsoft Corp.	126,648	46,881,290
Nebius Group NV (a)	3,624	376,026
Oracle Corp.	29,143	4,287,227
Palo Alto Networks, Inc. (a)	13,669	2,191,414
ServiceNow, Inc. (a)	17,811	1,862,140
Zscaler, Inc. (a)	1,554	218,011
		58,309,860

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Technology Distributors - 0.0% (b)
CDW Corp.	2,285	$276,531

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	246,520	62,564,311
Dell Technologies, Inc. - Class C	5,338	876,126
Hewlett Packard Enterprise Co.	21,610	514,534
HP, Inc.	16,029	307,917
NetApp, Inc.	3,417	349,867
Sandisk Corp. (a)	2,356	1,496,861
Seagate Technology Holdings PLC	3,549	1,390,356
Super Micro Computer, Inc. (a)	8,374	190,676
Western Digital Corp.	5,837	1,578,850
		69,269,498
Total Information Technology		313,743,169

Materials - 2.1%
Commodity Chemicals - 0.1%
Dow, Inc.	11,778	490,554
LyondellBasell Industries NV - Class A	4,332	348,986
		839,540
Construction Materials - 0.3%
CRH PLC	11,454	1,204,045
Martin Marietta Materials, Inc.	990	582,793
Vulcan Materials Co.	2,304	627,379
		2,414,217
Copper - 0.2%
Freeport-McMoRan, Inc.	23,862	1,402,608

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,896	376,017
Corteva, Inc.	11,751	983,676
		1,359,693
Gold - 0.3%
Newmont Corp.	19,209	2,079,374
Royal Gold, Inc.	1,463	372,319
		2,451,693
Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	3,726	1,082,366
Linde PLC	8,044	3,987,893
		5,070,259
Metal, Glass & Plastic Containers - 0.0% (b)
Ball Corp.	5,071	299,747

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	7,300	$290,175
International Paper Co.	9,082	324,227
Packaging Corp. of America	1,441	305,809
Smurfit Westrock PLC	8,407	335,019
		1,255,230
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	6,274	287,349
Ecolab, Inc.	4,246	1,129,521
International Flavors & Fragrances, Inc.	4,280	310,514
PPG Industries, Inc.	3,890	415,763
Sherwin-Williams Co.	3,896	1,248,863
		3,392,010
Steel - 0.1%
Nucor Corp.	3,918	662,534
Steel Dynamics, Inc.	2,477	445,860
		1,108,394
Total Materials		19,593,391

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	5,115	692,878
CoStar Group, Inc. (a)	6,889	277,902
Total Real Estate		970,780

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	4,285	307,492
American Electric Power Co., Inc.	9,103	1,193,221
Constellation Energy Corp.	5,542	1,547,603
Duke Energy Corp.	13,102	1,715,576
Edison International	6,531	477,939
Entergy Corp.	7,313	821,689
Evergy, Inc.	3,767	308,593
Eversource Energy	6,147	425,864
Exelon Corp.	16,658	816,575
FirstEnergy Corp.	9,248	468,504
NextEra Energy, Inc.	35,205	3,269,840
NRG Energy, Inc.	3,346	488,984
PG&E Corp.	37,405	657,206
PPL Corp.	12,100	462,220
Southern Co.	18,439	1,779,732
Xcel Energy, Inc.	10,144	805,839
		15,546,877

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Gas Utilities - 0.1%
Atmos Energy Corp.	2,640	$487,661

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,617	844,403

Multi-Utilities - 0.6%
Ameren Corp.	4,567	502,005
CenterPoint Energy, Inc.	11,048	476,832
CMS Energy Corp.	4,820	373,936
Consolidated Edison, Inc.	5,864	663,688
Dominion Energy, Inc.	14,079	870,364
DTE Energy Co.	3,079	450,211
NiSource, Inc.	8,104	378,133
Public Service Enterprise Group, Inc.	8,450	684,027
Sempra	10,779	1,047,395
WEC Energy Group, Inc.	5,376	622,379
		6,068,970
Water Utilities - 0.0% (b)
American Water Works Co., Inc.	3,288	447,464
Total Utilities		23,395,375
TOTAL COMMON STOCKS (Cost $721,539,006)		934,370,583

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	5,644	1,017,105
Equinix, Inc.	1,734	1,699,736
		2,716,841
Health Care REITs - 0.3%
Ventas, Inc.	6,849	560,111
Welltower, Inc.	11,291	2,232,344
		2,792,455
Industrial REITs - 0.2%
Prologis, Inc.	15,748	2,081,571

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	2,349	383,709
Equity Residential	6,241	369,155
Essex Property Trust, Inc.	974	235,708
Mid-America Apartment Communities, Inc.	1,893	231,174
		1,219,746
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,812	491,498

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
VICI Properties, Inc.	17,083	$466,707
		958,205
Retail REITs - 0.2%
Realty Income Corp.	14,606	893,595
Simon Property Group, Inc.	5,298	988,236
		1,881,831
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	3,535	463,545
Public Storage	2,688	728,125
		1,191,670
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	9,542	237,119
Sun Communities, Inc.	2,043	257,336
		494,455
Telecom Tower REITs - 0.3%
American Tower Corp.	8,063	1,391,513
Crown Castle, Inc.	7,197	585,188
SBA Communications Corp.	1,739	299,299
		2,276,000
Timber REITs - 0.0% (b)
Weyerhaeuser Co.	12,101	295,627
Total Real Estate		15,908,401
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,699,789)		15,908,401

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)
First American Government Obligations Fund - Class X, 3.58% (d)	416,419	416,419
TOTAL MONEY MARKET FUNDS (Cost $416,419)		416,419

TOTAL INVESTMENTS - 100.0% (Cost $736,655,214)		$950,695,403
Other Assets in Excess of Liabilities - 0.0% (b)		465,855
TOTAL NET ASSETS - 100.0%		$951,161,258

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 500 ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive 500 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$934,370,583	$—	$—	$934,370,583
Real Estate Investment Trusts	15,908,401	—	—	15,908,401
Money Market Funds	416,419	—	—	416,419
Total Investments	$950,695,403	$—	$—	$950,695,403

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.